Schedule of other payables and accrued liabilities (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Payables and Accruals [Abstract]
Accrued salary	$ 557	$ 4,362	$ 4,413
Other payables	311	2,439	2,447
Total	$ 868	$ 6,801	$ 6,860